Share-Based Compensation Plans - Valuation of Stock Appreciation Rights (Details) - Stock appreciation rights $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.30%
Dividend yield	0.00%
Volatility factor	67.50%
Expected term	3 years 3 months 10 days
Number of Options Granted (in shares) | shares	1,240,000
Weighted Average Grant Date Fair Value in dollars per share) | $ / shares	$ 2.61
Total intrinsic value of options exercised | $	$ 0